Investment Instruments - Schedule of Portfolio of Equity Instruments at Fair Value through Comprehensive Income (Detail) - CLP ($) $ in Millions	1 Months Ended
	Aug. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		$ 9,865	$ 10,406
Cmara de Riesgo Central de Contraparte S.A. (**)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of equity interest sold	2.43%
Investment in domestic entities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		4,197	3,703
Investment in foreign entities [member] | A.C.H Colombia
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		1,568	1,158
Investment in foreign entities [member] | Redeban Multicolor S.A.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		641	768
Investment in foreign entities [member] | Cmara de Riesgo Central de Contraparte S.A. (**)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		308	867
Investment in foreign entities [member] | Bolsa de Valores de Colombia
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		569	900
Investment in foreign entities [member] | Credibanco
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		2,568	2,994
Investment in foreign entities [member] | Patrimonio Autnomo Fiducredicorp (Comisionista)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		$ 14	$ 16